Note 1 - Organization	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Organization

Santech Holdings Ltd. (“Santech”, the “Company”) was incorporated in the Cayman Islands on July 19, 2019. The Company, through its subsidiaries in Hong Kong, previously engaged in providing insurance referral service, wealth management service and asset management service in Hong Kong through its Hong Kong subsidiaries. The Company is engaging in the development of technology business.

On March 26, 2021, the Company completed its initial public offering (“IPO”) of 3,000,000 ADSs at US$10.00 per ADS on NASDAQ. Each ADS represents two ordinary shares of the Company.

On August 14, 2024, the Company exited its businesses in overseas wealth management and asset management and disposed of certain subsidiaries in Hong Kong, namely, Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited for nil consideration, and Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited for $641. After the disposals, the Company no longer holds financial service licenses in Hong Kong.

In September 2024, Mr. Han Hongwei, previously Chairman of the Board, and Madame Wang Dian, previously Chief Executive Officer and a director of the Company, have been detained by, and are currently under investigation by certain branch office of Shanghai Municipal Public Security Bureau with respect to alleged illegal activities. As such, they have been unable to fulfill their obligations to the Company under the VIE agreements, and the Company is unable to enforce its rights against them under the VIE agreements, and their assets in the PRC have been frozen since then. As a result, the preparation of the combined financial statements as of and for fiscal year ended June 30, 2024, management determines that it has lost control of all of its subsidiaries, variable interest entities (“VIEs”), assets and operations in China. On June 28, 2024, Santech terminated the contractual arrangements with Hywin Wealth Management, which, along with its subsidiaries, was previously its primary corporate vehicle to provide wealth management services in China. In addition, despite that the contractual arrangements with the remaining VIEs have not yet been terminated, Santech has not been able to exercise control over any of its PRC subsidiaries or VIEs given that all of the Company’s subsidiaries and VIEs in the PRC were effectively owned or controlled by Han Hongwei and as a result are seized in the PRC. Accordingly, Santech deems to have lost the facto control of all of its PRC subsidiaries, VIEs, and their associated assets and operations, and deems its contractual agreements with its VIEs as invalid. Santech’s combined financial statements for the year ended June 30, 2024 are prepared excluding such PRC subsidiaries and VIEs. For the years ended June 30, 2022 and 2023, Santech’s combined financial statements are recast to exclude PRC subsidiaries and VIEs as well for the purpose of comparison.

As of June 30, 2025, detailed information of the Company and the Company’s major subsidiaries is summarized as follows:

Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities

Subsidiaries
Santech Holdings Limited	July 19, 2019	-	Cayman Islands	Investment holding

Santech Global BVI Limited	July 26, 2019	100%	BVI	Investment holding

Santech Global International Limited	August 20, 2019	100%	Hong Kong	Investment holding

Santech Global Hong Kong Limited	May 3, 2016	100%	Hong Kong	Investment holding and provision of client referral services

Santech Global USA Inc	September 16, 2015	100%	United States	Investment holding and technology development

On March 11, 2025, the Company effectuated a change of control and issued to Carmel Holdings Limited 112,000,000 restricted ordinary shares of the Company.